The Group’s Activities and Financial Statements	12 Months Ended
Dec. 31, 2017
Disclosure Of General Information About Financial Statements [Abstract]
The Group’s Activities and Financial Statements
1.	THE GROUP’S ACTIVITIES AND FINANCIAL STATEMENTS

Enel Américas S.A. (hereinafter “the Company”) and its subsidiaries comprise the Enel Américas Group (hereinafter “the Group”).

The Company is a publicly traded corporation with registered address and head office located at Avenida Santa Rosa, No. 76, in Santiago, Chile. The Company is registered in the securities register of the Financial Market Commission of Chile, hereinafter “CMF”, (formerly known as the Superintendency of Securities and Insurance of Chile, hereinafter “SVS”) under number 175. In addition, the Company is registered with the Securities and Exchange Commission of the United States of America (hereinafter “U.S. SEC”) and its shares have been listed on the New York Stock Exchange since 1993.

The Company is a subsidiary of Enel S.p.A. (hereinafter “Enel”), an entity that owns a 51.8% interest.

The Company was initially created in 1981 under the corporate name of Compañía Chilena Metropolitana de Distribución Eléctrica S.A. Subsequently, on August 1, 1988 the company became Enersis S.A., by means of an amendment to the articles of incorporation. In the context of the restructuring process carried out by the Group (see Note 6.1), on March 1, 2016, as part of the “Spin-Off” stage, the then Enersis S.A. became Enersis Américas S.A. On December 1, 2016, upon completion of the “Merger” stage, the corporate name was changed again and the then Enersis Américas S.A. became Enel Américas S.A. For tax purposes, the Company operates under Chilean tax identification number 94.271.000-3.

As of December 31, 2017, the Group had 11,393 employees. During the year 2017, the Group averaged a total of 11,517 employees. See Note 35 for additional information regarding employee distribution by category and geographic location.

The Company’s corporate purpose consists of exploring for, developing, operating, generating, distributing, transmitting, transforming, and/or selling energy of any kind or form, whether in Chile or abroad, either directly or through other companies. It is also engaged in telecommunications activities, and it provides engineering consultation services in Chile and abroad. The Company’s corporate purpose also includes investing in, and managing, its investments in subsidiaries and associates which generate, transmit, distribute, or sell electricity, or whose corporate purpose includes any of the following:

(i)	Energy of any kind or form,
(ii)	Supplying public services, or services whose main component is energy,
(iii)	Telecommunications and information technology services, and
(iv)	Internet-based intermediation business.

The Group’s 2016 consolidated financial statements were approved by the Board of Directors at meeting held on February 24, 2017. The consolidated financial statements were then submitted to the consideration of a General Shareholders’ Meeting held on April 27, 2017, which finally approved the consolidated financial statements.